TIAA-CREF LIFE FUNDS

Small-Cap Equity Fund

SUPPLEMENT NO. 2

dated September 8, 2006

to the May 1, 2006 Prospectus

The portfolio management team of the Small-Cap Equity Fund is changing. The following supplements the disclosure under “Portfolio Management Teams” in the Prospectus:

Victor Samoilovich is no longer a member of the portfolio management team for the Small-Cap Equity Fund. Michael Shing remains on the team and has taken over the role of lead portfolio manager responsible for the day-to-day management of the Small-Cap Equity Fund.

A11256

9/06

TIAA-CREF LIFE FUNDS

Small-Cap Equity Fund

SUPPLEMENT NO. 3

dated September 8, 2006

to the May 1, 2006 Statement of Additional Information (SAI)

The portfolio management team of the Small-Cap Equity Fund is changing. The following supplements the disclosure under “Additional Information Regarding Portfolio Managers” in the SAI:

Victor Samoilovich is no longer a member of the portfolio management team for the Small-Cap Equity Fund. Michael Shing remains on the team and has taken over the role of lead portfolio manager responsible for the day-to-day management of the Small-Cap Equity Fund.

A11257

9/06